SCHEDULE OF INCOME TAXES PAID (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal (Canada)
State/Provincial (Canada)
Foreign (India)	45
Total income taxes paid (net of refunds)	$ 45